Segment Information (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer1 [Member]
Segment Information [Line Items]
Percentage of revenue of customers	38.90%	33.40%	41.10%
Customer2 [Member]
Segment Information [Line Items]
Percentage of revenue of customers	18.10%	19.40%	31.20%
Customer3 [Member]
Segment Information [Line Items]
Percentage of revenue of customers	12.70%	18.90%	15.60%